Filed pursuant to Rule 497(j)
                                      Registration Nos. 333-182308 and 811-22717



CHAPMAN AND CUTLER LLP                                    111 WEST MONROE STREET
                                                         CHICAGO, ILLINOIS 60603



                                  May 1, 2019


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

     Re:                First Trust Exchange-Traded Fund VI
                  (Registration Nos. 333-182308 and 811-22717)
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 Ladies and Gentlemen:

     On behalf of First Trust Exchange-Traded Fund VI (the "Registrant"), in accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933, as amended, (the "Securities Act"), this letter serves to certify that the most recent amendment to the Registration Statement on Form N-1A (the "Registration Statement") of the Registrant does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act. The Registration Statement relates to First Trust Dorsey Wright DALI 1 ETF, a series of the Registrant. Post-Effective Amendment No. 116, which was the most recent amendment to the Registration Statement, was filed electronically with the Securities and Exchange Commission on April 29, 2019.

     If you have any questions or comments, please telephone the undersigned at
(312) 845-3484.

                                             Very truly yours,

                                             CHAPMAN AND CUTLER LLP


                                             By: /s/ Morrison C. Warren
                                                 ------------------------------
                                                    Morrison C. Warren

Enclosures